Quarterly Financial Information - Summary of Income Statement (Detail) - USD ($)		1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Aug. 17, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Loss from operations		$ (23,662)		$ (526,664)	$ (550,943)	$ (574,605)	$ (1,099,415)	$ (1,329,763)
Other (expense) income:
Change in fair value of derivative warrant liabilities	$ 43,100,000	0	$ (0)	(8,428,000)	574,660	574,660	(34,383,990)	22,411,660
Transaction costs - derivative warrant liabilities					(1,636,200)	(1,636,200)		(1,636,200)
Interest earned on investments held in Trust Account					104,289	104,289
Total other (expense) income					(957,251)	(957,251)		(23,765,219)
Net loss		$ (23,662)		$ 7,893,587	$ (1,508,194)	$ (1,531,856)	$ 33,360,787	$ (25,094,982)
Ordinary Class A [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding		0		57,500,000	57,500,000	57,500,000	57,500,000	57,500,000
Basic and diluted net income (loss) per ordinary share		$ 0		$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Ordinary Class B [Member]
Other (expense) income:
Net loss								$ 25.1
Basic and diluted weighted average shares outstanding		12,500,000		14,375,000	14,375,000	14,375,000	14,375,000	13,753,049
Basic and diluted net income (loss) per ordinary share		$ 0.00		$ 0.55	$ (0.11)	$ (0.11)	$ 2.32	$ (1.85)
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations					$ (550,943)	$ (574,605)		$ (1,329,763)
Other (expense) income:
Change in fair value of derivative warrant liabilities								0
Transaction costs - derivative warrant liabilities								0
Interest earned on investments held in Trust Account					104,289	104,289
Total other (expense) income					104,289	104,289		282,641
Net loss					$ (446,654)	$ (470,316)		$ (1,047,122)
As Previously Reported [Member] | Ordinary Class A [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding					57,500,000	57,500,000		57,500,000
Basic and diluted net income (loss) per ordinary share						$ 0.00		$ 0.00
As Previously Reported [Member] | Ordinary Class B [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding					14,375,000	14,375,000		13,753,049
Basic and diluted net income (loss) per ordinary share					$ (0.04)	$ (0.04)		$ (0.10)
Restatement Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Loss from operations								$ 0
Other (expense) income:
Change in fair value of derivative warrant liabilities					$ 574,660	$ 574,660		22,411,660
Transaction costs - derivative warrant liabilities					(1,636,200)	(1,636,200)		(1,636,200)
Total other (expense) income					(1,061,540)	(1,061,540)		(24,047,860)
Net loss					$ (1,061,540)	$ (1,061,540)		$ (24,047,860)
Restatement Adjustment [Member] | Ordinary Class A [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding								0
Basic and diluted net income (loss) per ordinary share								$ 0
Restatement Adjustment [Member] | Ordinary Class B [Member]
Other (expense) income:
Basic and diluted weighted average shares outstanding								0
Basic and diluted net income (loss) per ordinary share					$ (0.07)	$ (0.07)		$ (1.75)